Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 2,655,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		(1,552,651)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		3.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		3,147,313
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.93
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		(1,549,628)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		2.56
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		9,149,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(1,549,628)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	2.56
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	9,149,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(2,700,513)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	68,286,666
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.36
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 74,735,632
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.40